Contingencies	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Contingencies

NOTE 11 - Contingencies

Employment Agreements

On June 30, 2011, the Company entered into three year employment agreements with Brian Keller, Daniel Fisher and Christian Oertle to serve as the Company's President and Chief Scientific Officer, Executive Vice President and Chief Operating Officer, respectively, two of which provide for annual salaries of $200,000 each and one that provides for an annual salary of $150,000.  Pursuant to the terms of the agreements, each of these Officers is eligible to participate in the Company’s long term incentive compensation programs and is entitled to an annual bonus if the Company meets or exceeds criteria adopted by the Compensation Committee of the Board, subject to certain claw back rights. The agreements provide for payments of six months’ severance in the event of early termination (other than for cause).

Leases

The Company is committed under operating leases for its various properties, which provide for annual rentals of approximately $372,000 through September 2014. Rental expense charged to operations for the six months ended June 30, 2011 was approximately $186,000.